Note 6 - Goodwill and Intangible Assets - Future Amortization Expense (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
2017		$ 1,410,019
2018	$ 1,279,261	1,279,261
2019	213,210	213,210
Total	$ 2,132,102	$ 2,902,490